Note 14 - Income Taxes (Details) - Loss Before Tax	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Loss Before Tax [Abstract]
PRC	¥ 16,359,933	$ 2,525,539	¥ 19,653,549	¥ (501,808)
Cayman Islands	(7,186,963)	(1,109,474)	(8,041,344)	(6,662,406)
Income (Loss) before income tax	¥ 9,172,970	$ 1,416,065	¥ 11,612,205	¥ (7,164,214)